Exhibit 99.10

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series Name	2023-5
Collection Period	August 2024
Payment Date	09/20/2024
Transaction Month	12
Anticipated Redemption Date	09/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$265,070,000.00	5.61%	09/08/2028
Class A-1b	$113,600,000.00	SOFR +0.68%	09/08/2028
Class B	$28,950,000.00	5.85%	09/08/2028
Class C	$17,380,000.00	6.09%	09/08/2028

Total	$425,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	09/13/2024
Compound SOFR for Interest Period	5.34173%
Spread over Compounded SOFR	0.68%
Note Interest Rate	6.02173%
Note Balance at the beginning of the Interest Period	$113,600,000.00
Days in the Interest Period	31
Note Monthly Interest	$589,059.01

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series 2023-5 Available Funds and other sources of funds
Series 2023-5 Allocation Percentage x Group One Available Funds	$27,271,809.77
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$27,271,809.77

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$4,632,152.59
Required Reserve Amount	$4,632,152.59
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$4,632,152.59

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$34.04	$34.04	$0.00	$0.00	$27,271,775.73
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$27,270,525.73
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$27,270,525.73
Asset Representations Reviewer Fee	$16.52	$16.52	$0.00	$0.00	$27,270,509.21
Supplemental ARR Fee	$88.05	$88.05	$0.00	$0.00	$27,270,421.16
Servicing Fee	$330,344.23	$330,344.23	$0.00	$0.00	$26,940,076.93
Class A-1a Note Interest	$1,239,202.25	$1,239,202.25	$0.00	$0.00	$25,700,874.68
Class A-1b Note Interest	$589,059.01	$589,059.01	$0.00	$0.00	$25,111,815.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,111,815.67
Class B Note Interest	$141,131.25	$141,131.25	$0.00	$0.00	$24,970,684.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,970,684.42
Class C Note Interest	$88,203.50	$88,203.50	$0.00	$0.00	$24,882,480.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$24,882,480.92
Class R Interest	$24,882,480.92	$24,882,480.92	$0.00	$0.00	$0.00

Total	$27,271,809.77	$27,271,809.77	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b	$0.00	$0.00	$589,059.01	$0.00	$0.00	$589,059.01
Class B	$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C	$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total	$0.00	$0.00	$2,057,596.01	$0.00	$0.00	$2,057,596.01

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.68	$0.00	$4.68
Class A-1b	$1,000.00	$5.19	$0.00	$5.19
Class B	$1,000.00	$4.88	$0.00	$4.88
Class C	$1,000.00	$5.08	$0.00	$5.08

Total	$1,000.00	$4.84	$0.00	$4.84

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$425,000,000.00	1.00	$425,000,000.00	1.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$212,500,000.00
Ending Principal Funding Account Limit	$212,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.